Foxo Life Insurance Company (Details) - Schedule of deferred annuity contracts from the date of the acquisition $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule Of Deferred Annuity Contracts From The Date Of The Acquisition Abstract
Acquired balance	$ 4,816
Deposits received	3
Interest credited	87
Withdrawals	(189)
Balance at end of period	$ 4,717